Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 21, 2011
Registrant Name	dei_EntityRegistrantName	PFS Funds
Central Index Key	dei_EntityCentralIndexKey	0001103243
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Dec. 21, 2011
Christopher Weil & Company Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Christopher Weil & Company Core Investment Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Christopher Weil & Company Core Investment Fund ("Core Investment Fund") seeks long- term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Core Investment Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Core Investment Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Core Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may lead to higher transaction costs and may result in higher taxes when Core Investment Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Core Investment Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Investment Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Core Investment Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Core Investment Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Core Investment Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. Under normal market conditions the Core Investment Fund invests primarily in common stocks of companies with market capitalizations of $1 billion or more. The Core Investment Fund may also invest in other types of equity securities, such as preferred securities. The Core Investment Fund will normally hold a core position of between 25 and 40 securities. From time to time, the Core Investment Fund may invest more than 20% of its assets in a particular sector.

The Core Investment Fund's investment adviser (the "Adviser"), Christopher Weil & Company, Inc., uses fundamental analysis to identify securities the Adviser believes are trading at a discount to their estimated value. The Adviser considers both fundamentals and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price-to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Adviser also seeks to invest in companies that have a defensible competitive advantage, relevant products, competent and shareholder-oriented management, and growth. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes. The Core Investment Fund's foreign investments, if any, consist primarily of depositary receipts ("DRs"). DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The Core Investment Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets.

The Adviser sells or reduces the Core Investment Fund's position in a security (1) when it reaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, (3) when technical factors point toward continued selling pressure for an extended period or (4) when the facts underlying the decision to put the security in the Core Investment Fund's portfolio have changed.

The Core Investment Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Although the Adviser intends to invest primarily in equity securities, it may also invest the Fund's assets in fixed income securities.

The Fund may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in equity securities. To the extent the Fund holds all or a portion of its assets in cash or cash-equivalents as a temporary defensive position, the Fund will not be pursuing its investment objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Core Investment Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Core Investment Fund invest. There is risk that these and other factors may adversely affect the Core Investment Fund's performance. The loss of money is a risk of investing in the Core Investment Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Core Investment Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Core Investment Fund's investments goes down, your investment in the Core Investment Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Core Investment Fund invests in the stocks of small and medium capitalization companies, which may subject the Core Investment Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Options Risk. The Core Investment Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Core Investment Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Core Investment Fund, and may also subject the Core Investment Fund to higher price volatility.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Core Investment Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Core Investment Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Core Investment Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. High-yield securities have more credit risk than investment-grade securities.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Core Investment Fund's assets in a particular sector, the Core Investment Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Core Investment Fund only if they intend to be patient, long-term investors.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Investment Management Risk. The Adviser's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Core Investment Fund's investments goes down, your investment in the Core Investment Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Core Investment Fund because it demonstrates how its returns have varied over time. There is no performance information for the Core Investment Fund since the Core Investment Fund has not completed one full calendar year of operation as of the date of this prospectus.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance of a fund is no guarantee of how it will perform in the future
Christopher Weil & Company Core Investment Fund | Christopher Weil & Company Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Christopher Weil & Company Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Christopher Weil & Company Global Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Christopher Weil & Company Global Dividend Fund ("Global Dividend Fund") seeks long- term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Global Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Global Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Dividend Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Global Dividend Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Global Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Global Dividend Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Global Dividend Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Dividend Fund seeks to achieve long-term capital appreciation by investing in undervalued securities. Under normal market conditions, the Global Dividend Fund invests at least 80%, plus the amount of any borrowings for investment purposes, of its net assets in dividend paying equity securities, such as common stocks, ordinary shares and depositary receipts ("DRs"), of issuers located in a minimum of three countries, which may include the United States. The Fund considers a dividend paying company to be a company whose dividend yield is equal to or higher than 2% at the time of purchase based on the dividend payment over the prior 12 months. Under normal market conditions, the Global Dividend Fund also invests at least 40% of its net assets in depositary receipts ("DRs") or equity securities of foreign issuers who have a demonstrated history of paying dividends. The Global Dividend Fund may also invest up to 25% of its net assets in securities of companies located in emerging markets. DRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange.

The Global Dividend Fund may also invest in other types of equity securities, such as preferred securities. From time to time, the Global Dividend Fund may invest a significant portion of its assets in a particular sector or country.

The Global Dividend Fund's sub-adviser (the "Sub-Adviser"), Soledad Investment Management, LLC, uses the principles of value investing to analyze and select equity securities for the Global Dividend Fund's investment portfolio. When buying equity securities, the Sub-Adviser uses fundamental analysis to identify securities it believes are trading at a discount to their "intrinsic" value. The Sub-Adviser considers both fundamental and technical factors when identifying investment opportunities. These considerations may include a company trading at or near its current low, a low debt level or high interest coverage, a low price-to-earnings ratio, a low price -to-book ratio, the company's free cash flow, the company's dividend yield, and the company's return on equity.

The Sub-Adviser sells or reduces the Global Dividend Fund's position in a security (1) when it reaches the Sub-Adviser's estimate of its "intrinsic" value, (2) when its economic fundamentals have deteriorated, (3) when technical factors point toward continued selling pressure for an extended period or (4) when the facts underlying the decision to put the security in the Global Dividend Fund's portfolio have changed.

Although the Sub-adviser intends to invest primarily in equity securities, it may also invest the Global Dividend Fund's assets in fixed income securities. The Sub-Adviser may also use options to pursue its objective.

As a temporary defensive measure, the Sub-Adviser may invest a significant portion of the Global Dividend Fund's assets in cash or cash-equivalents such as money-market funds, certificates of deposit and short-term debt obligations. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Global Dividend Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Global Dividend Fund's investments. There is risk that these and other factors may adversely affect the Global Dividend Fund's performance. The loss of money is a risk of investing in the Global Dividend Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Global Dividend Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Global Dividend Fund's investments goes down, your investment in the Global Dividend Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Global Dividend Fund invests in the stocks of small and medium capitalization companies, which may subject the Global Dividend Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risks. Foreign investments carry potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Options Risk. The Global Dividend Fund may engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Purchasing and selling of options require additional skills and techniques beyond normal portfolio management. The Global Dividend Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Global Dividend Fund, and may also subject the Global Dividend Fund to higher price volatility.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Global Dividend Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Global Dividend Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due. The Global Dividend Fund could lose money or experience a lower rate of return if it holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. High-yield securities have more credit risk than investment-grade securities.

Sector Risks. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Sub-Adviser invests a significant portion of the Global Dividend Fund's assets in a particular sector, the Global Dividend Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Global Dividend Fund only if they intend to be patient, long-term investors.

Investment Management Risk. The Sub-Adviser's strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of money is a risk of investing in the Global Dividend Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Global Dividend Fund because it demonstrates how its returns have varied over time. There is no performance information for the Global Dividend Fund since the Global Dividend Fund has not completed one full calendar year of operation as of the date of this prospectus.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance of a fund is no guarantee of how it will perform in the future
Christopher Weil & Company Global Dividend Fund | Christopher Weil & Company Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less.{neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expense	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554